FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$828	$828
Accounts and other receivable, net (current and non-current)	—	—	2,946	2,946
Other assets (current and non-current) (1)	—	—	397	397
Financial assets (current and non-current) (2)	4	211	1,026	1,241
Total	$4	$211	$5,197	$5,412
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$1	$28	$4,059	$4,088
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	9,439	9,439
Exchangeable and class B shares (4)	—	—	1,546	1,546
Total	$1	$28	$15,044	$15,073
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(1)Excludes prepayments, other assets and assets held for sale of $547 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress and post-employment benefits of $2,820 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity. Refer to Note 20.
    Included in cash and cash equivalents as at June 30, 2022 is $587 million of cash (December 31, 2021: $704 million) and $241 million of cash equivalents (December 31, 2021: $190 million).
    The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$894	$894
Accounts and other receivable, net (current and non-current)	—	—	2,281	2,281
Other assets (current and non-current) (1)	—	—	427	427
Financial assets (current and non-current) (2)	1	84	264	349
Total (3)	$1	$84	$3,866	$3,951
Financial liabilities
Accounts payable and other (2) (4)	$4	$90	$4,158	$4,252
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,246	5,246
Total	$4	$90	$9,404	$9,498
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(1)Excludes prepayments, other assets and assets held for sale of $493 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $1,392 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress and post-employment benefits of $2,939 million.
(a)Hedging activities
    The company uses foreign exchange derivative contracts to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2022, a pre-tax net gain of $99 million and $87 million, respectively (June 30, 2021: pre-tax net gain of $2 million and $24 million, respectively), was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2022, there was a derivative asset balance of $68 million (December 31, 2021: $30 million) and derivative liability balance of $8 million (December 31, 2021: $13 million) relating to derivative contracts designated as net investment hedges.
    The company uses foreign exchange contracts and option contracts to hedge highly probable future transactions and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2022, a pre-tax net gain of $42 million and $134 million, respectively (June 30, 2021: pre-tax net loss of $1 million and net gain of $31 million, respectively), was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2022, there was a derivative asset balance of $143 million (December 31, 2021: $54 million) and a derivative liability balance of $20 million (December 31, 2021: $76 million) relating to the derivative contracts designated as cash flow hedges.
    Other derivative instruments not designated in a hedging relationship are measured at fair value, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
    As at June 30, 2022, financial instruments measured as FVOCI comprised derivatives in effective hedge accounting relationships and financial instruments measured at FVTPL comprised derivatives not designated in hedging relationship. In accordance with the fair value hierarchy of financial instruments, the derivatives are considered Level 2. As at June 30, 2022, the company reported $214 million of derivative assets (December 31, 2021: $85 million) and $30 million of derivative liabilities (December 31, 2021: $94 million).